REVENUE	12 Months Ended
Dec. 31, 2025
REVENUE
REVENUE
3.	REVENUE

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Gold	$1,035,024	$330,929
Silver	22,857	12,989
Revenue	$1,057,881	$343,918

Customer A	$428,128	$139,981
Customer B	399,537	156,147
Others	230,216	47,790
Revenue	$1,057,881	$343,918

During the year ended December 31, 2025, two customers each contributed more than 10% of total revenues for a combined total of approximately 78% of revenues (2024 – two customers each contributed more than 10% of total revenues for a combined total of approximately 86% of revenues). The Company is not economically dependent on any specific customers for the sale of its product because gold can be sold through numerous gold traders worldwide.